Deferred Policy Acquisition Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Policy Acquisition Costs (Textual) [Abstract]
Deferred policyholder sales inducements capitalized	$ 20	$ 33	$ 32
Amortization of deferred policyholder sales inducements	21	36	20
Accumulated amortization of present value of future profits	195	174
Amortization of present value of future profits	20	26	29
Decrease in present value of future profits during next five years	approximately one-sixth
Property and Casualty Insurance [Member]
Deferred Policy Acquisition [Line Items]
Amortization of policy acquisition costs	425	404	421
Annuity and Supplemental Insurance [Member]
Deferred Policy Acquisition [Line Items]
Amortization of policy acquisition costs	$ 126	$ 137	$ 107